Additional disclosure requirements - Condensed Statements of Comprehensive Income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Condensed Statement of Income Captions [Line Items]
Profit/(loss) for the period	€ 9,414	€ 7,463
OTHER RECOGNISED INCOME AND EXPENSE	3,111	(1,374)
Items that may be reclassified to profit or loss	3,222	(1,690)
Hedging instruments (items not designated)	34	0
Revaluation gains (losses)	32	0
Amounts transferred to income statement	2	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(331)	704
Revaluation gains (losses)	(273)	666
Amounts transferred to income statement	(58)	38
Other reclassifications	0	0
Cash flow hedges (effective portion)	(283)	692
Revaluation gains (losses)	(650)	(266)
Amounts transferred to income statement	367	958
Amounts transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedges of net investments in foreign operations (effective portion)	(838)	756
Revaluation gains (losses)	(838)	756
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Exchange differences	3,737	(3,540)
Revaluation gains (losses)	3,737	(3,540)
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Non-current assets held for sale	558	178
Income tax	257	(452)
Items that will not be reclassified to profit or loss	(111)	316
Actuarial gains/(losses) on pension plans	(159)	21
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	5	1
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(20)	263
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	44	(95)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(44)	95
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	24	60
Income tax relating to items that will not be reclassified	39	(18)
Total recognised income and expenses for the year	12,525	6,089
Banco Santander S.A. | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
Profit/(loss) for the period	8,626	5,591
OTHER RECOGNISED INCOME AND EXPENSE	126	224
Items that may be reclassified to profit or loss	90	38
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(43)	70
Revaluation gains (losses)	(27)	6
Amounts transferred to income statement	(16)	64
Other reclassifications	0	0
Cash flow hedges (effective portion)	103	(65)
Revaluation gains (losses)	94	(62)
Amounts transferred to income statement	9	(3)
Amounts transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedges of net investments in foreign operations (effective portion)	(114)	280
Revaluation gains (losses)	(114)	280
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Exchange differences	119	(291)
Revaluation gains (losses)	119	(291)
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Non-current assets held for sale	0	0
Income tax	25	44
Items that will not be reclassified to profit or loss	37	186
Actuarial gains/(losses) on pension plans	0	24
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	25	144
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	44	(95)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(44)	95
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	17	40
Income tax relating to items that will not be reclassified	(5)	(22)
Total recognised income and expenses for the year	€ 8,752	€ 5,815